Schedule of Vested and Outstanding Options (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Beginning value, Options	39,581	104,795
Beginning value, Intrinsic Value of Vested Options	$ 4,941	$ 12,706
Weight Averaged exercise Price, beginning value	$ 3.36	$ 3.36
Options Granted	16,661	1,310
Intrinsic Value of Vested Options, Granted	$ 2,010	$ 157
Weight Averaged exercise Price, Granted	$ 2.73	$ 2.66
Options Exercised
Intrinsic Value of Vested Options, Exercised
Weight Averaged exercise Price, Exercised
Options Forfeited
Intrinsic Value of Vested Options, Forfeited
Weight Averaged exercise Price, Forfeited
Options Expired		(66,524)
Intrinsic Value of Vested Options, Expired		$ (7,922)
Weight Averaged exercise Price, Expired		$ (3.36)
Ending value, Options	56,242	39,581
Intrinsic Value of Vested Options, Intrinsic value	$ 6,951	$ 4,941
Weight Averaged exercise Price, Ending balance value	$ 3.15	$ 3.36